GENERAL INFORMATION - Sale of tower assets Bangladesh (Details) ৳ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2023 BDT (৳) renewalPeriod	Dec. 31, 2023 USD ($) renewalPeriod	Nov. 15, 2023 BDT (৳) tower	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
General information
Right-of-use assets						$ 706	$ 821	$ 1,833
Additions					$ 318	$ 526
Tower portfolio in Bangladesh
General information
Right-of-use assets	৳ 5,000			৳ 5,000			45
Lease liabilities	10,000			10,000			92
Banglalink Digital Communications Limited | Tower portfolio in Bangladesh
General information
Number of towers | tower			2,012
Towers sold as a percentage of total infrastructure portfolio			0.3333
Consideration received for PPE	৳ 11,000	$ 97	৳ 11,000
Lease period	12 years	12 years
Number of optional agreement renewals | renewalPeriod	7	7
Renewal period	10 years	10 years
Legal and regulatory costs	৳ 855	$ 8
Gains from sale and leaseback	4,000	34
Right-of-use assets	550			550			5
Disposals, property, plant and equipment	950	$ 9
Lease liabilities	৳ 6,000			6,000			$ 52
Additions				4,000	40
Additional lease liabilities recognized				৳ 4,000	$ 40